UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22523

Destra Investment Trust II
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
  Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Nicholas Dalmaso
901 Warrenville Rd., Suite 15
       Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Destra Preferred and Income Securities Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (unaudited)

Number
of		Moody's
Shares		Ratings	Value
	Long Term Investments - 98.9%
	Preferred Stocks - 74.5%

	Banks - 38.2%
21,360	Bank of America Corp., PFD
	8.625%, Series 8 (a)	B1	$ 545,962
	Barclays Bank PLC, PFD
23,500	7.100%, Series 3 (a)	Ba2	588,910
4,169	7.750%, Series 4 (a)	Ba2	104,975
19,000	8.125%, Series 5 (a)	Ba2	483,170
22,050	BB&T Corp., PFD 5.625%,
	Series E (a)	Baa2	561,834
5,000	Capital One Financial Corp., PFD
	6.000%, Series B (a)	Ba1	124,300
5,000	Citigroup Capital VII, PFD 7.125%
	07/31/31	Ba2	126,900
22,255	Citigroup Capital VIII, PFD 6.950%
	09/15/31	Ba2	560,603
7,542	Citigroup Capital XIII, PFD 7.875%
	10/30/40	Ba2	210,422
5,000	City National Corp., PFD 5.500%,
	Series C (a)	Baa2	121,500
19,805	Countrywide Capital V, PFD
	7.000% 11/01/36	Ba2	498,888
30,000	First Niagara Financial Group, Inc.,
	PFD 8.625%, Series B (a)	Ba2	853,500
17,925	First Republic Bank, PFD 6.700%,
	Series A (a)	Baa3	483,437
3,000	Goldman Sachs Group, Inc., PFD
	5.950% (a)	Ba2	74,940
10,000	Goldman Sachs Group, Inc., PFD
	6.200%, Series B (a)	Ba2	251,300
21,364	HSBC Holdings PLC, PFD 8.000%,
	Series 2 (a)	Baa2	588,792
3,900	HSBC USA, Inc., PFD 6.500%,
	Series H (a)	Baa2	98,007
	ING Groep NV, PFD
14,022	7.050% (a)	Ba1	350,690
34,634	7.375% (a)	Ba1	865,504
10,910	8.500% (a)	Ba1	279,187
4,000	JPMorgan Chase & Co., PFD
	8.625%, Series J (a)	Ba1	103,880
6,651	KeyCorp, PFD 7.750%,
	Series A (a)(b)	Ba1	833,038
12,000	M&T Capital Trust IV, PFD 8.500%
	01/31/68	Baa2	304,200
5,473	Morgan Stanley Capital Trust III,
	PFD 6.250% 03/01/33	Ba1	136,606
11,280	Morgan Stanley Capital Trust VI,
	PFD 6.600% 02/01/46	Ba1	284,256
11,290	Morgan Stanley Capital Trust VII,
	PFD 6.600% 10/15/66	Ba1	282,815
8,185	PNC Financial Services Group,
	Inc., PFD 6.125%, Series P (a)	Baa3	226,806
5,523	Santander Finance Preferred SA
	Unipersonal, PFD 10.500%,
	Series 10 (a)	Ba3	148,955
6,000	Texas Capital Bancshares, Inc.,
	PFD 6.500% 09/21/42	Ba1	152,700
8,000	Webster Financial Corp., PFD
	6.400%, Series E (a)	Ba1	199,760

Destra Preferred and Income Securities Fund
PORTFOLIO OF INVESTMENTS, CONTINUED
December 31, 2012 (unaudited)

Number
of		Moody's
Shares		Ratings	Value
	Wells Fargo & Co., PFD
550	7.500%, Series L (a)(b)	Baa3	$ 673,750
13,000	8.000%, Series J (a)	Baa3	381,550
	Zions Bancorporation, PFD
12,803	7.900%, Series F (a)	BB (c)	383,066
22,500	9.500%, Series C (a)	BB (c)	582,300
			12,466,503
	Diversified Financials - 5.9%
22,300	Affiliated Managers Group, Inc., PFD
	6.375% 08/15/42	BBB- (c)	586,490
9,287	Charles Schwab Corp., PFD 6.000%,
	Series B (a)	Baa2	242,855
4,000	Credit Suisse AG/Guernsey, PFD
	7.900% (a)	Ba1	101,440
1,400	Deutsche Bank Contingent Capital Trust
	III, PFD 7.600% (a)	Ba2	37,716
1,477	Deutsche Bank Contingent Capital Trust
	V, PFD 8.050% (a)	Ba2	40,337
26,172	HSBC Finance Corp., PFD 6.360%,
	Series B (a)	Baa3	655,870
10,000	Raymond James Financial, Inc., PFD
	6.900% 03/15/42	Baa2	272,700
			1,937,408
	Energy - 1.0%
12,730	Nexen, Inc., PFD 7.350%
	11/01/43	Ba1	324,106

	Insurance - 14.2%
9,050	Arch Capital Group Ltd., PFD 6.750%,
	Series C (a)	Baa2	242,811
22,674	Axis Capital Holdings Ltd., PFD 6.875%,
	Series C (a)	Baa3	605,396
12,848	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	Baa3	321,200
	Endurance Specialty Holdings Ltd., PFD
15,000	7.500%, Series B (a)	Baa3	399,900
3,681	7.750%, Series A (a)	Baa3	97,510
	Partnerre Ltd., PFD
10,098	6.500%, Series D (a)	Baa2	254,167
17,004	6.750%, Series C (a)	Baa2	428,671
19,500	7.250%, Series E (a)	Baa2	527,085
	Principal Financial Group, Inc., PFD
1,000	5.563%, Series A (a)	Baa3	98,281
28,387	6.518%, Series B (a)	Baa3	730,682
23,023	Renaissancere Holdings Ltd., PFD
	6.600%, Series D (a)	Baa2	578,798
14,210	W.R. Berkley Capital Trust II, PFD
	6.750% 07/26/45	Baa3	358,092
			4,642,593
	Miscellaneous - 0.4%
4,820	Stanley Black & Decker, Inc., PFD
	5.750% 07/25/52	Baa2	125,079

	Real Estate - 6.5%
30,000	Commonwealth REIT, PFD 7.250%,
	Series E (a)	Ba1	756,600
10,430	Cubesmart, PFD 7.750%,
	Series A (a)	Ba1	271,701
12,500	Duke Realty Corp., PFD 6.600%,
	Series L (a)	Baa3	313,750

Destra Preferred and Income Securities Fund
PORTFOLIO OF INVESTMENTS, CONTINUED
December 31, 2012 (unaudited)

Number of
Shares/Par		Moody's
Value		Ratings	Value
2,000	Kimco Realty Corp., PFD 6.900%,
	Series H (a)	Baa2	$ 53,260
	PS Business Parks, Inc., PFD
2,000	6.450%, Series S (a)	Baa3	52,740
4,448	6.875%, Series R (a)	Baa3	118,228
6,000	Public Storage, PFD 6.875%,
	Series O (a)	A3	162,300
14,400	Realty Income Corp., PFD 6.625%,
	Series F (a)	Baa2	381,888
			2,110,467
	Utilities - 8.3%
20,334	Constellation Energy Group, Inc.,
	PFD 8.625% 06/15/63, Series A	Baa3	519,127
4,000	Dominion Resources, Inc., PFD
	8.375% 06/15/64, Series A	Baa3	107,720
8,000	Entergy Arkansas, Inc., PFD
	6.450% (a)	Ba1	206,000
5,148	Entergy Louisiana LLC, PFD
	6.950% (a)	Ba1	518,822
21,925	Scana Corp., PFD 7.700%
	01/30/65	Ba1	595,702
	Southern California Edison Co.,
	PFD
1,000	6.000% (a)	Baa2	101,031
6,675	6.125% (a)	Baa2	671,464
			2,719,866
	Total Preferred Stocks
	(Cost $23,986,051)		24,326,022

	Capital Securities - 20.9%

	Banks - 6.5%
250,000	Citigroup, Inc. 5.950% (a)	B1	253,437
330,000	First Union Capital II 7.950%
	11/15/29 Series A	Baa1	387,207
510,000	Goldman Sachs Capital I 6.345%
	02/15/34	Baa3	530,929
846,000	JPMorgan Chase & Co. 7.900%,
	Series 1 (a)	Ba1	961,963
			2,133,536
	Diversified Financials - 0.7%
200,000	General Electric Capital Corp.
	7.125%, Series A (a)	Baa1	226,952

	Energy - 1.7%
481,000	Enterprise Products Operating
	LLC 8.375% 08/01/66,
	Series A	Baa3	549,371

	Insurance - 10.7%
200,000	ACE Capital Trust II 9.700%
	04/01/30	Baa1	291,500
440,000	Aon Corp. 8.205% 01/01/27	Baa3	555,143
200,000	Lincoln National Corp. 7.000%
	05/17/66	Ba1	205,500
677,000	MetLife, Inc. 10.750% 08/01/39	Baa2	1,027,348
480,000	Stancorp Financial Group, Inc.
	6.900% 06/01/67	Baa3	480,000
1,000,000	XL Group PLC 6.500%,
	Series E (a)	Ba1	940,000
			3,499,491

Destra Preferred and Income Securities Fund
PORTFOLIO OF INVESTMENTS, CONTINUED
December 31, 2012 (unaudited)

Number of
Shares/Par		Moody's
Value		Ratings	Value
	Utilities - 1.3%
200,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Ba1	$ 211,695
195,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa3	207,919
			419,614
	Total Capital Securities
	(Cost $6,398,900)		6,828,964

	Corporate Bonds - 3.5%

	Banks - 3.2%
416,000	Goldman Sachs Group, Inc.
	6.750% 10/01/37	Baa1	472,966
490,000	Morgan Stanley 6.375%
	07/24/42	Baa1	576,505
			1,049,471
	Utilities - 0.3%
75,000	Southern Union Co. 8.250%
	11/15/29	Baa3	95,551

	Total Corporate Bonds
	(Cost $974,814)		1,145,022

	Total Long-Term Investments - 98.9%
	(Cost $31,359,765)		32,300,008

	Money Market Mutual Funds - 1.7%
560,307	Fidelity Institutional Money
	Market Prime, 0.08% (d)
	(Cost $560,307)		560,307

	Total Investments - 100.6%
	(Cost $31,920,072)		32,860,315
	Liabilities in excess of other
	Assets - (0.6%)		(196,703)
	Net Assets - 100.0%		$ 32,663,612

		% of Net
Summary by Country	Fair Value	Assets
Bermuda	$3,134,338	9.6%
Britain	1,765,847	5.4
Canada	324,106	0.9
Ireland	940,000	2.9
Netherlands	1,495,381	4.6
Spain	148,955	0.5
Switzerland	101,440	0.3
United States	24,389,941	74.7
Money Market Mutual Funds	560,307	1.7
Total Investments	32,860,315	100.6
Liabilities in excess of other
Assets	(196,703)	(0.6)
Net Assets	$32,663,612	100.0%

Destra Preferred and Income Securities Fund
PORTFOLIO OF INVESTMENTS, CONTINUED
December 31, 2012 (unaudited)

LLC - Limited Liability Corporation
NV - Publicly Traded Company
PFD - Preferred Security
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a) - Perpetual Security.
(b) - Convertible Preferred Security.
(c) - Standard & Poor's Rating.
(d) - Interest rate shown reflects yield as of December 31, 2012.

The accompanying notes are an integral part of the financial statements.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (unaudited)

Number
of Shares	Description	Fair Value
	Common Stocks - 97.8%
	Consumer Durables & Apparel - 9.8%
34,615	Coach, Inc.	$ 1,921,479
41,592	NIKE, Inc. - Class B	2,146,147
		4,067,626
	Food & Staples Retailing - 9.9%
20,595	Costco Wholesale Corp.	2,034,168
22,631	Whole Foods Market, Inc.	2,066,889
		4,101,057
	Household & Personal Products - 4.9%
33,641	The Estee Lauder Cos., Inc. - Class A	2,013,750

	Media - 4.9%
41,046	The Walt Disney Co.	2,043,680

	Pharmaceuticals, Biotechnology &
	Life Sciences - 9.6%
22,879	Amgen, Inc.	1,974,915
25,317	Celgene Corp. *	1,992,954
		3,967,869
	Retailing - 19.3%
34,097	Bed Bath & Beyond, Inc. *	1,906,363
56,933	Lowe's Cos., Inc.	2,022,260
39,225	Nordstrom, Inc.	2,098,538
33,121	Target Corp.	1,959,770
		7,986,931

	Semiconductors & Semiconductor
	Equipment - 4.9%
98,492	Intel Corp.	2,031,890

	Software & Services - 19.8%
54,858	Adobe Systems, Inc. *	2,067,050
57,590	Autodesk, Inc. *	2,035,807
10,505	International Business Machines Corp.	2,012,233
62,774	Oracle Corp.	2,091,630
		8,206,720
	Technology Hardware & Equipment - 9.7%
79,730	EMC Corp. *	2,017,169
32,467	QUALCOMM, Inc.	2,013,603
		4,030,772
	Telecommunication Services - 5.0%
28,821	Crown Castle International Corp. *	2,079,723
	Total Common Stocks
	(Cost $38,506,465)	40,530,018
	Money Market Mutual Funds - 2.6%
	Fidelity Institutional Money
1,101,917	Market Prime, 0.08% (a)
	(Cost $1,101,917)	1,101,917

	Total Investments - 100.4%
	(Cost $39,608,382)	41,631,935
	Liabilities in excess of other Assets - (0.4%)	(176,698)
	Net Assets - 100.0%	$ 41,455,237

*	Non-income producing security.
(a)	Interest rate shown reflects yield as of December 31, 2012.

Notes to Financial Statements | December 31, 2012

FEDERAL INCOME TAX MATTERS

For the period ended December 31, 2012, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Preferred and Income Securities Fund	$ 31,919,558	$ 1,055,687	$ (114,930)	$ 940,757
Destra Focused Equity Fund	39,776,773	2,758,076	(902,914)	1,855,162

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of December 31, 2012:

Destra Preferred and Income Securities Fund
	Level 1	Level 2	Level 3	Total
Preferred Securities*	$24,326,022	$-	$-	$24,326,022
Capital Securities*	-	6,828,964	-	6,828,964
Corporate Bonds*	-	1,145,022	-	1,145,022
Money Market Mutual Funds	560,307	-	-	560,307
Total	$24,886,329	$7,973,986	$-	$32,860,315

Notes to Financial Statements (continued)

Destra Focused Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$40,530,018	$-	$-	$40,530,018
Money Market Mutual Funds	1,101,917	-	-	1,101,917
Total	$41,631,935	$-	$-	$41,631,935
* Please refer to the portfolio of investments to view securities segregated by industry.

There were no transfers between Level 1 and Level 2, and the Funds held no Level 3 securities during the period ended December 31, 2012.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Destra Investment Trust II

By (Signature and Title)*                    /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date           2/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date           2/6/2013

By (Signature and Title)*                     /s/ Linda Fryer
Linda Fryer, Chief Financial Officer
(principal financial officer)

Date           2/6/2013

* Print the name and title of each signing officer under his or her signature.